Fair Value Measurement	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurement [Line Items]
Fair Value Measurement

NOTE I — Fair Value Measurement

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of June 30, 2023 (Successor) and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine each liability’s fair value:

Description	Level 1	Level 2	Level 3	Total
Public Warrants	$28,980	$—	$—	$28,980
Private Placement Warrants	—	—	52,320	52,320
Earnout Shares	—	—	10,867	10,867
Total	$28,980	$—	$63,187	$92,167

The following table presents information about the Company’s liabilities that were measured at fair value on a recurring basis as of December 31, 2022 (Predecessor) and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine each liability’s fair value:

Description	Level 1	Level 2	Level 3	Total
Option Liability	$—	$—	$5,174	$5,174
Total	$—	$—	$5,174	$5,174

The following table presents a reconciliation of the beginning and ending balances of recurring level 3 fair value measurements:

	June 8 – June 30, 2023 (Successor)	April 1 – June 7, 2023 (Predecessor)	January 1 – June 7, 2023 (Predecessor)	June 8 – June 30, 2023 (Successor)	April 1 – June 30, 2022 (Predecessor)	January 1 – June 30, 2022 (Predecessor)
Balance of recurring level 3 liabilities at beginning of period	$63,851	$—	$5,174	$63,851	$1,824	$1,459
Total gains and losses during the period included in Other Income (Expense)	(664)	—	—	(664)	30	395
Issuances	—	—	—	—	—	—
Payments	—	—	(5,174)	—	—
Transfers into level 3	—	—	—	—	—	—
Transfers out of level 3	—	—	—	—	—	—
Balance of recurring level 3 liabilities at end of period	$63,187	$—	$—	$63,187	$1,854	$1,854

Earnout Shares — The fair values for the Earnout Shares are estimated using a Monte Carlo simulation. The Monte Carlo simulation considers daily simulated stock prices as a proxy for the Company’s daily volume-weighted average share price. The key inputs into the valuation of the Earnout Shares are an expected term of 3 years, a risk-free rate of 4.4% and estimated equity volatility of 26.5%. The estimated equity volatility assumption is based on a blended average of asset and equity volatility measurements, respectively, of publicly traded companies within the Company’s peer group.

Warrants — The Public Warrants are valued using their quoted and publicly available market prices. Since their fair value is predicated on quoted prices in an active market for identical instruments, the Public Warrants are considered to be Level 1 fair value instruments because their price is observable.

The Company uses a Black-Scholes Merton Model to value the Private Placement Warrants. Key inputs into the Black-Scholes Merton Model include the Class A Common Stock closing price of $13.00, the risk free rate of 4.1%, volatility of 27.0%, a term of 5 years and a strike price of $11.50 per share. The volatility assumption is based on a blended average of operating and equity volatility, of publicly traded companies within the Company’s peer group. The Private Placement Warrants are considered to be Level 3 fair value instruments because they are not traded on public markets; therefore, their price is not observable.

Option Liability — The Company’s option liability was issued in conjunction with member loans authorized on October 15, 2021. The loans were fully repaid on February 3, 2022. The interest expense related to these loans equaled $30 and $0 during the period from January 1, 2023 through June 7, 2023 (Predecessor) and the period from June 8, 2023 through June 30, 2023 (Successor), respectively. These measurements were reported in Interest Income (Expense) on the Consolidated Statements of Operations and Comprehensive Loss. On January 11, 2023, an option holder exercised its option to purchase membership interests associated with the member loan agreement. On February 3, 2023, another option holder also exercised its option to purchase membership interests associated with the member loan agreement. The Company issued 5,824 and 28,764 membership interests to the two option holders, respectively, and received an aggregate of $5,836 from the exercise of the options. No loan options are currently outstanding.

RICE ACQUISITION CORP. II [Member]
Fair Value Measurement [Line Items]
Fair Value Measurement

Note 9. Fair Value Measurements

The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2023 and December 31, 2022, by level within the fair value hierarchy:

March 31, 2023

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market fund	$353,653,029	$—	$—
Liabilities:
Derivative warrant liabilities – Public	$12,506,250	$—	$—
Derivative warrant liabilities – Private Placement	$—	$—	$16,772,000

December 31, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market fund	$349,942,773	$—	$—
Liabilities:
Derivative warrant liabilities – Public	$10,781,250	$—	$—
Derivative warrant liabilities – Private Placement	$—	$—	$14,051,190

Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 measurement as the Public Warrants were separately traded beginning in August 2021. There were no other transfers to/from Levels 1, 2, and 3 during the three months ended March 31, 2023 and 2022.

Level 1 assets include investments in money market funds invested in government securities and Level 1 liabilities include Public Warrants. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The Public Warrants and the Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model. While the fair value of the Private Placement Warrants continues to be measured under a Monte Carlo simulation model, subsequent to the Public Warrants being traded on an active market, the fair value of the Public Warrants has since been based on the observable listed prices for such warrants. As of March 31, 2023 and December 31, 2022, the fair value of the Public Warrants was estimated at their listed public trading price.

The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Monte Carlo simulation model with the volatility calculated by back solving in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. Any changes in these assumptions can change the valuation significantly.

The following table provides quantitative information regarding Level 3 fair value measurement inputs at their measurement dates:

	March 31, 2023	December 31, 2022
Exercise price	$11.50	$11.50
Stock price	$10.24	$10.17
Volatility	15.01%	10.36%
Term	5.17	5.33
Risk-free rate	3.56%	3.95%
Dividend yield	0.0%	0.0%

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the three months ended March 31, 2023 and 2022, is summarized as follows:

Derivative warrant liabilities at December 31, 2022	$14,051,190
Change in fair value of derivative warrant liabilities	2,720,810
Derivative warrant liabilities at March 31, 2023	$16,772,000

Derivative warrant liabilities at December 31, 2021	$17,140,250
Change in fair value of derivative warrant liabilities	(10,305,950)
Derivative warrant liabilities at March 31, 2022	$6,834,300

Note 9. Fair Value Measurements

The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021, by level within the fair value hierarchy:

December 31, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market fund	$349,942,773	$—	$—
Liabilities:
Derivative warrant liabilities – Public	$10,781,250	$—	$—
Derivative warrant liabilities – Private Placement	$—	$—	$14,051,190

December 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market fund	$345,044,341	$—	$—
Liabilities:
Derivative warrant liabilities – Public	$12,937,500	$—	$—
Derivative warrant liabilities – Private Placement	$—	$—	$17,140,250

Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 measurement as the Public Warrants were separately traded beginning in August 2021. There were no other transfers to/from Levels 1, 2, and 3 during the year ended December 31, 2022 and for the period from February 2, 2021 (inception) through December 31, 2021.

Level 1 assets include investments in money market funds invested in government securities, and Level 1 liabilities include Public Warrants. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The Public Warrants and the Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model. While the fair value of the Private Placement Warrants continues to be measured under a Monte Carlo simulation model, subsequent to the Public Warrants being traded on an active market, the fair value of the Public Warrants has since been based on the observable listed prices for such warrants. As of December 31, 2021, the fair value of the Public Warrants was estimated at their listed public trading price.

For the year ended December 31, 2022 and for the period from February 2, 2021 (inception) through December 31, 2021, the Company recognized a income/(loss) in the consolidated statements of operations resulting from a decrease (increase) in the fair value of derivative warrant liabilities of approximately $5.2 million and approximately ($6.7 million) presented as a change in fair value of derivative warrant liabilities on the accompanying consolidated statements of operations.

The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Monte Carlo simulation model with the volatility calculated by back solving in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. Any changes in these assumptions can change the valuation significantly.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	December 31, 2022	December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$10.17	$10.00
Volatility	10.36%	21.82%
Term	5.33	5.46
Risk-free rate	3.95%	1.30%
Dividend yield	0.0%	0.0%

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the year ended December 31, 2022 and for the period February 2, 2021 (inception) through December 31, 2021, is summarized as follows:

Derivative warrant liabilities at February 2, 2021	$—
Issuance of Public and Private Placement Warrants	21,160,000
Loss upon issuance of Private Placement Warrants	2,175,000
Transfer of Public Warrants to Level 1	(11,471,250)
Change in fair value of derivative warrant liabilities	5,276,500
Derivative warrant liabilities at December 31, 2021	17,140,250
Change in fair value of derivative warrant liabilities	(3,089,060)
Derivative warrant liabilities at December 31, 2022	$14,051,190